Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

9.	Income Taxes.

Fourth quarter 2017 net income included $12,043,000, or $1.20 per share, due to a deferred tax benefit resulting from revaluing the Company’s net deferred tax liabilities per the Tax Cuts and Jobs Act of 2017. The Company’s net deferred tax liability was reduced as a result of the lower corporate income tax rates applicable to the Company going forward. The adjustment included $209,000 from reducing the effective tax rate for 2017 from 39.5% to 39.07% as a result of not being required to add to deferred taxes in anticipation of future taxable income in excess of $10 million where the federal rate increases from 34% to 35%. Our tax rate including the effect of state income taxes, but not including excess tax benefits from stock option exercises, decreased from 39.07% to 27.05% for 2018. Our effective income tax expense may vary, possibly materially, due to, changes in interpretations of the Tax Act or related accounting guidance and projected effective state tax rates.

The provision for income tax expense included in the financial statements (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Included in Net income:
Continuing operations	$524	7,350
Discontinued operations	45,286	(21)
	45,810	7,329
Comprehensive income	(275)	(14)

Total tax expense	$45,535	7,315

The provision for income taxes consists of the following (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Current:
Federal	$28,512	(1,779)
State	15,024	(433)
	43,536	(2,212)
Deferred	1,999	9,527

Total	$45,535	7,315

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Amount computed at statutory
Federal rate	$35,351	16,723
State income taxes (net of Federal
income tax benefit)	10,186	2,476
Tax Cut and Jobs Act of 2017	-	(11,834)
Other, net	(2)	(50)
Provision for income taxes	$45,535	7,315

In this reconciliation, the category “Other, net” consists of permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates. The state income tax provision includes $4,213,000 of state taxes related gains from sales or properties which are deferred for only for federal taxes under the Opportunity Zone, which provides tax benefits in the new communities development program as established by Congress in the Tax Cuts and Jobs Act of 2017.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities are presented below (in thousands):

	As of	As of
	December 31,	December 31,
	2018	2017
Deferred tax liabilities:
Property and equipment	$28,329	25,212
Depletion	721	660
Unrealized rents	52	1,166
Prepaid expenses	38	431
Gross deferred tax liabilities	29,140	27,469
Deferred tax assets:
Employee benefits and other	1,159	1,487
Gross deferred tax assets	1,159	1,487
Net deferred tax liability	$27,981	25,982

The Company has no unrecognized tax benefits.

FRP tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of December 31, 2018, the earliest tax year that remains open for audit in the Unites States is 2013.